Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	$ 6,336	[1]	$ 3,393	[1]	$ 1,353	[1]
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets	10,103		(8,086)		9,394
Unrealized gains (losses) on derivatives	1,386		(899)		(239)
Foreign currency translation adjustments	(1,444)		(975)		(139)
Defined benefit plans adjustment	(970)		1,292		(842)
Other comprehensive income (loss), before income tax	9,075		(8,668)		8,174
Income tax (expense) benefit related to items of other comprehensive income (loss)	(3,528)		2,329		(2,851)
Other comprehensive income (loss), net of income tax	5,547		(6,339)		5,323
Comprehensive income (loss)	11,883		(2,946)		6,676
Less: Comprehensive income (loss) attributable to noncontrolling interest, net of income tax	29		(21)		38
Comprehensive income (loss) attributable to MetLife, Inc.	$ 11,854		$ (2,925)		$ 6,638

[1]	Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests of less than $1 million for each of the years ended December 31, 2014 and 2013, and $9 million for the year ended December 31, 2012.